Information of operating segments - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of operating segments [line items]
Net sales	R$ 16,515,544	R$ 12,153,145	R$ 39,074,093	R$ 37,001,961
Cost of sales	(12,597,241)	(8,453,761)	(29,166,282)	(24,791,052)
Adjusted EBITDA			14,958,937	16,153,488
Adjustments to EBITDA			883,075	(823,557)
Depreciation, depletion and amortization			9,674,850	8,226,217
Financial result			5,752,130	13,172,959
Net income before taxes	R$ 2,749,509	R$ 3,021,316	11,919,292	20,276,673
Total Net Sales
Disclosure of operating segments [line items]
Net sales			39,074,093	37,001,961
Pulp
Disclosure of operating segments [line items]
Cost of sales			(19,663,237)	(18,827,677)
Adjusted EBITDA			13,257,622	14,492,827
Pulp | Previously Reported
Disclosure of operating segments [line items]
Cost of sales				18,535,613
Adjusted EBITDA				14,093,769
Pulp | Total Net Sales
Disclosure of operating segments [line items]
Net sales			27,075,152	28,522,725
Pulp | Total Net Sales | Previously Reported
Disclosure of operating segments [line items]
Net sales				27,949,498
Paper and Packaging
Disclosure of operating segments [line items]
Cost of sales			(5,143,043)	(5,053,379)
Adjusted EBITDA			950,031	1,400,803
Paper and Packaging | Previously Reported
Disclosure of operating segments [line items]
Cost of sales				6,255,439
Adjusted EBITDA				2,059,719
Paper and Packaging | Total Net Sales
Disclosure of operating segments [line items]
Net sales			6,515,817	6,937,020
Paper and Packaging | Total Net Sales | Previously Reported
Disclosure of operating segments [line items]
Net sales				9,052,463
Consumer Goods
Disclosure of operating segments [line items]
Cost of sales			(5,179,127)	(1,483,223)
Adjusted EBITDA			961,675	259,858
Consumer Goods | Total Net Sales
Disclosure of operating segments [line items]
Net sales			6,429,653	2,115,443
Intersegment Eliminations
Disclosure of operating segments [line items]
Cost of sales			819,125	573,227
Adjusted EBITDA			(210,391)
Intersegment Eliminations | Total Net Sales
Disclosure of operating segments [line items]
Net sales			R$ (946,529)	R$ (573,227)